Exhibit 99.6 Schedule 3

Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?	Unique Finding ID
91531			A	A	A	A	A	A	A	A							A	A										ATR/QM: Exempt	ATR/QM: Exempt	xxx	xxx	Investment	Purchase	NA
86972	C	A	C	A	A	A	A	A	Closed	FCRE1445	2025-05-16 12:37	2025-05-22 12:31	Resolved	1 - Information	C	A	Credit	Assets	Asset 3 Expired	Resolved-Asset 3 Not Expired Or Not Applicable - Due Diligence Vendor-05/22/2025
Ready for Review-Document Uploaded.  - Buyer-05/21/2025
Open-Asset 3 Expired Life Insurance documentation from xxx is stale. Updated verification needed to be within 90 days per guides. - Due Diligence Vendor-05/16/2025	Resolved-Asset 3 Not Expired Or Not Applicable - Due Diligence Vendor-05/22/2025	Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.2

Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - Borrower 1 Has Stable Job Time Of Five (5) Or More Years At Current Job - 5.69 Years

Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 13.1 Are Greater Than The Guideline Minimum Of 6 By Six (6) Or More Months

																									Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 54.96% Is Below The Guideline Maximum Of 90% By Ten Percent (10%) Or More		xxx	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	xxx	xxx	Primary Residence	Refinance	No Cash Out - Borrower Initiated	N/A	N/A	xxx
16856	C	B	C	B	A	A	A	A	Closed	FCRE3874	2025-08-21 18:15	2025-09-02 12:44	Waived	2 - Non-Material	C	B	Credit	Eligibility	Neighborhood Location Not Allowed for Guidelines	Waived-Exception granted with supporting comp factors: DSCR xxx score <1 - Due Diligence Vendor-09/02/2025
Ready for Review-Document Uploaded.  - Buyer-09/02/2025
Counter-Document Uploaded. LOE provided however it references 3 units? Subject property is a SFR and only 1 lease in file that states monthly rent as $xxx - Appraisal 1007 states Markets rents as $xxx, Lesser of the Rent was used for DSCR calculations. per Guidelines: xxx properties located in a xxx will be considered to a maximum LTV of 65% provided the "DSCR is 1 or greater" - Subject DSCR is 0.75 - Missing Approved exception form from file.  - Due Diligence Vendor-08/28/2025
Ready for Review-Document Uploaded.  - Buyer-08/27/2025
Counter-per Guidelines: xxx properties located in a xxx will be considered to a maximum LTV of 65% provided the "DSCR is 1 or greater" - Subject DSCR is 0.75 - Missing Approved exception form from file.  - Due Diligence Vendor-08/26/2025
Ready for Review-Rebuttal: This is a xxx property and it fits the bucket of “xxx” that are allowable per our policy located on page xxx. xxx has xxx which are big attractions to the city. A quick google search will yield trip advisors “xxx” which outlines the aforementioned along with a winery, trail rides, various distilleries, buggy barn museum complex, etc. - Buyer-08/25/2025
Open-Primary Value Valuation Neighborhood Location Not Allowed for Program home is not located in a xxx so this is not allowed per guidelines - Due Diligence Vendor-08/21/2025	Waived-Exception granted with supporting comp factors: DSCR rural score <1 - Due Diligence Vendor-09/02/2025	Original LTV Is Below The Guideline Maximum By Ten Percent (10%) Or More - Original LTV Of 50% Is Below The Guideline Maximum Of 65% By Ten Percent (10%) Or More
Months Reserves Are Greater Than The Guideline Minimum By Six (6) Or More Months - Months Reserves Of 106.62 Are Greater Than The Guideline Minimum Of 3 By Six (6) Or More Months
																									Qualifying FICO is Greater Than The Guideline Minimum By Twenty (20) or More Points - Qualifying FICO Of xxx is Greater Than The Guideline Minimum Of 700 By Twenty (20) or More Points	FICO above the minimum by 20 points or higher LTV 10% under max	xxx	ATR/QM: Not Applicable	ATR/QM: Not Applicable	xxx	xxx	Investment	Refinance	Cash Out - Other	Originator Post-Close	Yes	xxx